COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Revenue from related parties		¥ 502,614	¥ 86,311
Origination and servicing costs charged by related parties	¥ 0	59,027	9,877
Sales and marketing expenses charged by related parties	343	66,345	54,955
General and administrative expenses charged by related parties	10,580	32,509	17,512
Provision for financial asset receivable from related parties	0	5,912	0
Provision for accounts receivable and contract assets from related parties	0	12,138	0
Loan facilitation service
Revenue from related parties	0	263,854	0
Post-origination services
Revenue from related parties	0	41,712	0
Other service fee revenues
Revenue from related parties	¥ 0	¥ 197,048	¥ 86,311